Intangible Assets - Future Intangible Asset Amortization Expense (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2019	$ 13,183
2020	12,895
2021	10,857
2022	6,069
2023	4,221
Finite Lived Intangible Assets, Amortization Expense, Net, Total	$ 47,225